Schedule I - Parent Company Financial Information - Summary of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Total assets	$ 760,406			$ 700,019				$ 724,846
Long-term liabilities
Warrant liability	273			15,944				8,459
Total liabilities	476,439			415,908				408,611
Temporary equity
Total temporary equity				263,895				236,995
Stockholders' equity
Common Stock, Value	7			3				3
Additional paid-in capital	413,316			135,616				161,555
Accumulated other comprehensive loss	(3,156)			(1,677)				(3,793)
Accumulated deficit	(126,200)			(113,726)				(78,525)
Total stockholders' equity	283,967	$ (2,202)	$ 11,157	20,216	$ 39,024	$ 50,109	$ 66,723	79,240
Total liabilities, temporary equity and stockholders' equity	$ 760,406			700,019				724,846
Parent Company [Member]
Non-current assets
Investment in subsidiaries				300,055				324,694
Total non-current assets				300,055				324,694
Total assets				300,055				324,694
Long-term liabilities
Warrant liability				15,944				8,459
Total liabilities				15,944				8,459
Temporary equity
Total temporary equity				263,895				236,995
Stockholders' equity
Common Stock, Value				3				3
Additional paid-in capital				135,616				161,555
Accumulated other comprehensive loss				(1,677)				(3,793)
Accumulated deficit				(113,726)				(78,525)
Total stockholders' equity				20,216				79,240
Total liabilities, temporary equity and stockholders' equity				300,055				324,694
Series A Preferred Stock [Member]
Temporary equity
Total temporary equity				77,562				68,360
Series A Preferred Stock [Member] | Parent Company [Member]
Temporary equity
Total temporary equity				77,562				68,360
Series A1 Preferred Stock [Member]
Temporary equity
Total temporary equity				78,621				69,495
Series A1 Preferred Stock [Member] | Parent Company [Member]
Temporary equity
Total temporary equity				78,621				69,495
Series B Preferred Stock [Member]
Temporary equity
Total temporary equity				90,910				82,338
Series B Preferred Stock [Member] | Parent Company [Member]
Temporary equity
Total temporary equity				90,910				82,338
Series C Preferred Stock [Member]
Temporary equity
Total temporary equity				16,802				16,802
Series C Preferred Stock [Member] | Parent Company [Member]
Temporary equity
Total temporary equity				$ 16,802				$ 16,802